Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 614,912	$ 295,303
Container leaseback financing receivable, net	279,406	$ 271,658
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	338,302
2019	158,030
2018	59,185
2017	7,740
2016	6,865
Prior	46,126
Net investment in finance leases, net	616,248
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	23,621
2019	256,257
Container leaseback financing receivable, net	279,878
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	313,888
2019	112,674
2018	36,137
2017	7,665
Prior	40,754
Net investment in finance leases, net	511,118
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	23,621
2019	216,414
Container leaseback financing receivable, net	240,035
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	21,955
2019	37,926
2018	21,771
2017	64
2016	5,687
Prior	4,350
Net investment in finance leases, net	91,753
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	39,843
Container leaseback financing receivable, net	39,843
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2020	2,459
2019	7,430
2018	1,277
2017	11
2016	1,178
Prior	1,022
Net investment in finance leases, net	$ 13,377